Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property, Plant and Equipment	The following table summarizes the estimated useful lives of the Company’s different classes of plant, property and equipment:
Years
Buildings and improvements	10 - 20
Machinery and equipment	3 -14